Schedule of Investments - March 31, 2023
Hotchkis & Wiley Diversified Value Fund (Unaudited)
	Shares
COMMON STOCKS - 98.43%	Held		Value
COMMUNICATION SERVICES - 9.05%
Entertainment - 1.40%
Warner Bros. Discovery, Inc. (a)		74,700	$1,127,970

Interactive Media & Services - 2.57%
Alphabet, Inc. (a)		20,000	2,074,600

Media - 4.14%
Comcast Corp.		41,100	1,558,101
News Corp.		42,600	735,702
Omnicom Group, Inc.		4,800	452,832
Paramount Global (l)		26,400	588,984
			3,335,619
Wireless Telecommunication Services - 0.94%
Vodafone Group PLC - ADR		68,863	760,248
TOTAL COMMUNICATION SERVICES			7,298,437

CONSUMER DISCRETIONARY - 6.86%
Automobile Components - 3.41%
Adient PLC (a)		8,074	330,711
Aptiv PLC (a)		6,200	695,578
The Goodyear Tire & Rubber Company (a)		20,600	227,012
Magna International, Inc.		28,000	1,499,960
			2,753,261
Automobiles - 2.69%
General Motors Company		59,200	2,171,456

Hotels, Restaurants & Leisure - 0.76%
Booking Holdings, Inc. (a)		230	610,054
TOTAL CONSUMER DISCRETIONARY			5,534,771

CONSUMER STAPLES - 1.86%
Personal Care Products - 1.86%
Unilever PLC - ADR		28,800	1,495,584
TOTAL CONSUMER STAPLES			1,495,584

ENERGY - 11.78%
Energy Equipment & Services - 3.18%
Baker Hughes Company		13,400	386,724
Halliburton Company		20,000	632,800
NOV, Inc.		64,300	1,190,193
Schlumberger NV		7,300	358,430
			2,568,147
Oil, Gas & Consumable Fuels - 8.60%
APA Corp.		60,900	2,196,054
Cenovus Energy, Inc.		38,100	665,226
Marathon Oil Corp.		52,200	1,250,712
Murphy Oil Corp.		17,700	654,546
Ovintiv, Inc.		23,200	837,056
Shell PLC - ADR		23,162	1,332,741
			6,936,335
TOTAL ENERGY			9,504,482

FINANCIALS - 24.54%
Banks - 11.18%
Citigroup, Inc.		60,174	2,821,559
Citizens Financial Group, Inc.		36,800	1,117,616
First Citizens BancShares, Inc.		872	848,543
U.S. Bancorp		37,800	1,362,690
Wells Fargo & Company		76,734	2,868,317
			9,018,725
Capital Markets - 5.94%
The Bank of New York Mellon Corp.		36,300	1,649,472
The Goldman Sachs Group, Inc.		5,350	1,750,039
State Street Corp.		18,400	1,392,696
			4,792,207
Consumer Finance - 0.50%
Capital One Financial Corp.		4,200	403,872

Financial Services - 1.69%
Equitable Holdings, Inc.		13,700	347,843
Fidelity National Information Services, Inc.		18,700	1,015,971
			1,363,814
Insurance - 5.23%
American International Group, Inc.		53,000	2,669,080
Corebridge Financial, Inc.		19,900	318,798
The Hartford Financial Services Group, Inc.		17,600	1,226,544
			4,214,422
TOTAL FINANCIALS			19,793,040

HEALTH CARE - 13.07%
Health Care Equipment & Supplies - 4.05%
GE HealthCare Technologies, Inc. (a)		17,712	1,452,915
Medtronic PLC		15,782	1,272,345
Zimmer Biomet Holdings, Inc.		4,200	542,640
			3,267,900
Health Care Providers & Services - 7.93%
Centene Corp. (a)		15,400	973,434
The Cigna Group		2,100	536,613
CVS Health Corp.		18,700	1,389,597
Elevance Health, Inc.		4,500	2,069,145
HCA Healthcare, Inc.		3,400	896,512
Humana, Inc.		1,100	534,006
			6,399,307
Pharmaceuticals - 1.09%
GSK PLC - ADR		11,740	417,709
Sanofi - ADR		8,400	457,128
			874,837
TOTAL HEALTH CARE			10,542,044

INDUSTRIALS - 11.10%
Aerospace & Defense - 2.28%
The Boeing Company (a)		4,900	1,040,907
Raytheon Technologies Corp.		8,100	793,233
			1,834,140
Air Freight & Logistics - 2.64%
FedEx Corp.		9,320	2,129,527

Construction & Engineering - 0.38%
Fluor Corp. (a)		10,000	309,100

Industrial Conglomerates - 2.48%
General Electric Company		20,937	2,001,577

Machinery - 3.32%
CNH Industrial NV		48,700	743,649
Cummins, Inc.		4,500	1,074,960
PACCAR, Inc.		11,700	856,440
			2,675,049
TOTAL INDUSTRIALS			8,949,393

INFORMATION TECHNOLOGY - 16.48%
Communications Equipment - 4.33%
F5, Inc. (a)		14,300	2,083,367
Telefonaktiebolaget LM Ericsson - ADR (l)		241,100	1,410,435
			3,493,802
Electronic Equipment, Instruments & Components - 2.08%
Corning, Inc.		23,000	811,440
TE Connectivity Ltd.		6,600	865,590
			1,677,030
IT Services - 0.51%
Cognizant Technology Solutions Corp.		6,700	408,231

Semiconductors & Semiconductor Equipment - 1.08%
Micron Technology, Inc.		14,400	868,896

Software - 8.48%
Microsoft Corp.		9,700	2,796,510
Oracle Corp.		17,300	1,607,516
Workday, Inc. (a)		11,800	2,437,172
			6,841,198
TOTAL INFORMATION TECHNOLOGY			13,289,157

MATERIALS - 1.63%
Chemicals - 1.28%
Olin Corp.		18,600	1,032,300

Containers & Packaging - 0.35%
International Paper Company		7,900	284,874
TOTAL MATERIALS			1,317,174

UTILITIES - 2.06%
Electric Utilities - 2.06%
PPL Corp.		59,900	1,664,621
TOTAL UTILITIES			1,664,621

Total common stocks (Cost $69,210,277)			79,388,703

Total long-term investments (Cost $69,210,277)			79,388,703

COLLATERAL FOR SECURITIES ON LOAN - 1.61%
Money Market Funds - 1.61%
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 4.73%^		1,300,560	1,300,560
Total collateral for securities on loan (Cost $1,300,560)			1,300,560

	Principal
SHORT-TERM INVESTMENTS - 1.59%	Amount
Time Deposits - 1.59%
Brown Brothers Harriman & Co., 1.91%, 04/03/2023*	EUR	3	4
Citigroup, Inc., 4.18%, 04/03/2023*		$1,283,835	1,283,835
Total short-term investments (Cost $1,283,838)			1,283,839

Total investments - 101.63% (Cost $71,794,675)			81,973,102

Liabilities in excess of other assets - (1.63)%			(1,316,113)

Net assets - 100.00%			$80,656,989

(a)	- Non-income producing security.
(l)
- All or a portion of this security is on loan. The total market value of securities on loan was $1,274,316. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

ADR	- American Depositary Receipt
EUR	- Euro
^	- Rate shown is the 7-day yield as of March 31, 2023.
*	- Invested through a cash management Account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Equity securities traded on a national stock exchange or Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”) are valued at the last reported sale price or Nasdaq Official Closing Price, as applicable, on that day, or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or Nasdaq. Over-the-counter securities not traded on Nasdaq are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an independent and qualified pricing source approved by the valuation designee (“Pricing Service”).

The Trust’s Board of Trustees (the “Board”) has designated Hotchkis & Wiley Capital Management, LLC (the “Advisor”) as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of Pricing Services.

Fixed-income securities are generally valued at their evaluated mean prices provided by Pricing Services. Pricing Services generally provide an evaluated price that takes into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, and may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the Pricing Services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).

For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), the Fund generally utilizes a Pricing Service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2023:

Level 1 --- Quoted prices in an active market:
Common Stocks	$79,388,703
Money Market Funds	1,300,560
Time Deposits	1,283,839
Level 2 --- Other significant observable market inputs	-
Level 3 --- Significant unobservable inputs	-

Total Investments	$81,973,102

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.